FINANCIAL INSTRUMENTS (Details 6)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
IfrsStatementLineItems [Line Items]
Total trade receivables		$ 64,600	$ 14,704
Amount due to a director	$ 412	3,204	3,407
Less Thenone Year [Member]
IfrsStatementLineItems [Line Items]
Total trade receivables			55,829
Other payables		2,090	1,756
Amount due to a director		3,204	3,407
Loan from a former related company			150
financial Assets			61,142
Trade payables		1,858
financial liabilities		7,152
Total U Ndiscounted Cashflow [Member]
IfrsStatementLineItems [Line Items]
Total trade receivables			55,829
Other payables		2,090	1,756
Amount due to a director		3,204	3,407
Loan from a former related company			150
financial Assets			61,142
Trade payables		1,858
financial liabilities		7,152
Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Total trade receivables			55,829
Other payables		2,090	1,756
Amount due to a director		3,204	3,407
Loan from a former related company			150
financial Assets			$ 61,142
Trade payables		1,858
financial liabilities		$ 7,152